Loss Per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	1,881,641	3,692,158	1,775,306	4,010,213
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	6,970,758	8,472,835	6,988,379	8,475,918